Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs for which the Company is the primary beneficiary and those VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash is the deposit in bank accounts for providing guarantee to subscription revenue customers by Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting") in accordance with the requirement of China Securities Regulatory Commission ("CSRC"). The restriction period is one year.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc.

Trust Bank Balances Held on Behalf of Customers [Policy Text Block]
Trust bank balances held on behalf of customers

Trust bank balances held on behalf of customers consist two parts: i) iSTAR Securities and iSTAR Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account; ii) The funds received by CFO Newrand from customers who purchase mutual funds and other wealth management products which are deposited in a trust bank account. The Group launched "Yinglibao", an internet-based financial platform that integrates cash management solutions and mutual fund distribution. Such bank balance represents an asset of the Group for the amounts due to customers for the trust bank balance held on their behalf and payable to customers on demand. The Group also recognizes a corresponding liability.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's financial statements include account receivable, cost method investment, equity method investment, impairment of goodwill and long-lived assets, income taxes, share-based compensation and purchase price allocation. Actual results could differ from those estimates.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loan receivable

Loans are reported at either their outstanding principal balances. For loans reported at their outstanding principal balances, interest income is accrued on the unpaid principal balance. A loan is considered impaired when, based on current events and the financial condition of the borrower, it is probable that the company will be unable to collect all principal and interest due according to the contractual terms of the loan agreement. Loan collectability is monitored by the Group in connection with the ongoing monitoring of the associated financial guarantee transactions.

Marketable Securities, Policy [Policy Text Block]
Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure (in years)	5
Computer equipment (in years)	5
Furniture, fixtures and equipment (in years)	5
Motor vehicle (in years)	5
Leasehold improvements (in years)	Shorter of the lease term or 5

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

License and related trademarks (in years)		15
Completed technology (in years)		5
Customer relationship (in years)	4	-	5

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Group are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Guarantee Fund Deposits [Policy Text Block]
Guarantee fund deposits

Guarantee fund deposits consist of i) the funds deposited with Hong Kong Exchange and Clearing Limited by iSTAR Futures, to guarantee its customers' settlement obligations; ii) the funds deposited with the commodities exchanges as a result of its customers' trading. The Group needs to deposit certain percentage of its customers' trading margins with the commodities exchanges.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.
There were nil, $1,802,125 and nil impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2013, 2014 and 2015.

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Impairment of goodwill and indefinite-lived intangible assets

The Group performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performed the annual impairment tests on December 31 of each year. Based on the Group's assessment, the Group recorded nil, $8,149,525 and nil goodwill impairment losses during the years ended December 31, 2013, 2014 and 2015, respectively. In addition, the Group recorded nil, nil and $250,360 impairment loss in relation to intangible assets with indefinite life during the years ended December 31, 2013, 2014 and 2015.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Commodities brokerage business

The Group derives commission income, carrying charges and trading revenues from its commodities brokerage services.

Commission income is recognized on a trade basis based on their customers' trading volumes. The commission earned is fixed no matter how the client's open positions are ultimately settled. Additionally, the Group charges carrying charges to its customers.  The commissions and carrying charges are presented in net revenues in the statement of comprehensive income.

Amounts are settled with the Exchange by both the Group and the customers and the exchange then settles with any counterparty. The exchange offsets the Group's gains and losses and amounts receivable and amounts payable from the exchange are presented net on the statement of financial position as the Group and the exchange settle net.

Trading gains, net include brokerage fees and margins generated from derivative trades executed with customers and other counterparties and are recognized when trades are executed. Trading gains, net also include activities where the Group acts as market maker in the purchase and sale of commodities derivative instruments with customers. These transactions may be offset simultaneously with another customer or counterparty, offset with similar but not identical positions on an exchange, made from inventory, or may be aggregated with other purchases to provide liquidity intraday, for a number of days, or in some cases, particularly the commodities brokerage business, even longer periods (during which fair value may fluctuate). Therefore, trading gains, net includes activities from the Group's operations of a proprietary commodity trades. Net trading gains are recognized on a trade-date basis and include realized gains or losses and changes in unrealized gains or losses on investments at fair value.

Unrealized gains/losses on open positions will be marked to market at each period end and may present trading gains and losses which comprise both realized and unrealized gains and losses, on a net basis in the statement of comprehensive income. The open transactions may lead to receivables and/or payables for open transaction which are recorded on the Statement of Financial Position.
Revenue generally is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. The following table presents the totally recognized net revenue from commodities trading business, consisted of:

	Years ended December 31,
	2014	2015

Commodities trading gains	$38,297,005	$53,776,323
Commission income	17,397,978	22,913,704
Carrying charges	4,396,134	3,012,627
	$60,091,117	$79,702,654

Hong Kong Brokerage services

The Group also derives commission from its brokerage services provided by the subsidiaries, iSTAR Securities and iSTAR Futures which buy or sell securities and future contracts on their customers' behalf. The Group acts as an agent with their customers for these transactions. The commission income is recognized on a trade date basis as transactions occur.

Financial information and advisory services

The Group derives revenue from subscription fees from subscribers to their financial data, information services and investment advisory. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber's account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue.

Advertising revenue

The Group derives its advertising fees from advertising sales on their website for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

Business Taxes And Value Added Taxes [Policy Text Block]
Business taxes and value added taxes

Starting from January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax ("VAT") Transformation Pilot Program(the "Pilot Program"), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues, certain subscription revenues and certain commodities brokerage revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2013, 2014, and 2015, business taxes and related surcharges totaled $598,044, $1,425,835 and $1,663,869, respectively.

The Group's certain PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at a rate of 17% on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Group therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2013, 2014 and 2015, the Group recognized $639,936, $425,908 and $328,817, respectively, in VAT refunds.

Government Subsidies [Policy Text Block]
Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include research & development subsidy, business tax refund, innovation fund and high-tech company subsidy.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Deferred revenue

Payments received in advance of for our financial information and advisory service, advertising service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.

Cost Method Investments, Policy [Policy Text Block]
Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity Method Investments, Policy [Policy Text Block]
Equity method investment

Under the equity method, the Group initially records its investment at cost. The Group subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss. The Group will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other than-temporary.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Group's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi ("RMB"), Hong Kong Dollars ("HK$"), and U.S. Dollars ("US$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foregin Currency Risk [Policy Text Block]
Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $26,974,664, $19,726,992 and $79,461,280 at December 31, 2013, 2014 and 2015 which were denominated in RMB.

Research, Development, and Computer Software, Policy [Policy Text Block]
Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $2,391,762, $7,505,506 and $4,908,593 for the years ended December 31, 2013, 2014 and 2015, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Commissions Expense, Policy [Policy Text Block]
Commissions paid

Commissions paid are the commission rebates of our Hong Kong brokerage business and the commissions paid to the sales agents of our commodities brokerage business. Total commissions paid were $3,125,982, $11,546,126 and $5,049,661 for the years ended December 31, 2013, 2014 and 2015.

Income Tax, Policy [Policy Text Block]
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, cost method investment, equity method investment, loan receivable and accounts payable.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, loan receivable and accounts payable approximate their fair value due to their short-term maturities.

The carrying value of the cost method investment was $1,217,617 and $554,392 as of December 31, 2014 and 2015, which approximate the fair value of the investment based on the valuation performed by the Company.

The carrying value of the equity method investment was nil and $1,228,269 as of December 31, 2014 and 2015, which approximate the fair value of the investments at the acquired date and subsequently adjusted as the net assets of the investee change through the earning of income.

The Group does not use derivative instruments to manage risks.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method for performance based awards or graded vesting attribution method for service based awards, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Earnings Per Share, Policy [Policy Text Block]
Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments, loan receivable and accounts receivable. The Group places its cash and cash equivalents, restricted cash, short-term investments in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2014			2015
	Amount		%	Amount		%

A		$1,963,900	13.5	$	*	*
B		$5,044,178	34.6	$	*	*
C	$	*	*		$4,245,971	25.9

* Represented less than 10% of consolidated account receivable balance.

There were no customers with 10% or more of the Group's revenues during 2013, 2014, or 2015.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently accounting pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09 ("ASU 2014-09"), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group is currently evaluating the timing of its adoption and the impact of adopting the new revenue standard on its consolidated financial statements and considering additional disclosure requirements.

In April 2015, the FASB issued ASU No. 2015-03 ("ASU 2015-03"), Interest – Imputation of Interest. ASU 2015-03 requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. ASU 2015-03 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Group does not expect the adoption of ASU 2015-03 will have a significant impact on the consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16 ("ASU 2015-16"), Business Combinations (Topic 805) Simplifying the Accounting for Measurement – Period Adjustments. ASU 2015-16 requires the acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, ASU 2015-16 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Group does not expect the adoption of ASU 2015-16 will have a significant impact on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 ("ASU 2015-17"), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Group does not expect the adoption of ASU 2015-17 will have a significant impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 ("ASU 2016-02"), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.